Subsequent Events (Narrative) - USD ($)				1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 08, 2017	Oct. 07, 2015	Oct. 07, 2015	May 30, 2017	Mar. 30, 2017	Mar. 13, 2017	Mar. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Feb. 13, 2017	Jan. 10, 2017
Warrants to purchase common shares			3,750,000
Exercise price			$ 0.05
Warrant exercisable term			10 years
Interest amount								$ 749,162	$ 175,707
Common stock, issued shares								304,556,650	82,331,062	522,155,037
Interest rate		1.75%	1.75%						1.75%
Convertible note								$ 153,024	$ 41,815
Subsequent Event [Member]
Common Stock Issued for Debt Conversion, shares						142,148,242
Common Stock Issued for Debt Conversion, value						$ 323,197
Principal debt amount						302,480
Interest amount						$ 20,717
Securities Purchase Agreement [Member]
Warrant exercisable term				3 years	3 years
Aggregate amount					$ 300,000		$ 300,000
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Exchange shares of common stock					40,000,002		40,000,002
Proceeds from exchange shares					$ 300,000		$ 300,000
Additional shares of our common stock and warrants value					$ 150,000		$ 150,000
Per share purchase price description							(i) $0.02, subject to certain adjustments for stock splits and other similar transactions, or (ii) 50% of the closing price on the trading day immediately prior to the date of sale
Beneficial ownership percentage					9.99%		9.99%
Common stock, issued shares											2,000,000	3,147,110
Draw down amount											$ 8,000	$ 10,323
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series A Warrants[Member]
Warrants to purchase common shares							40,000,002
Exercise price							$ 0.03
Warrant exercisable term							3 years
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Series B Warrants [Member]
Warrants to purchase common shares							40,000,002
Exercise price							$ 0.05
Warrant exercisable term							3 years
Second Closing [Member] | Securities Purchase Agreement [Member]
Exchange shares of common stock	10,101,011
Trading days of common stock	15 days
Traded price of Common stock	50.00%
Maturity date	Nov. 30, 2017
Interest rate	8.00%
Convertible note	$ 50,000
Aggregate amount	$ 150,000
Series A Warrants[Member] | First Closing [Member] | Securities Purchase Agreement [Member]
Exchange shares of common stock	13,333,334
Series B Warrants [Member] | First Closing [Member] | Securities Purchase Agreement [Member]
Exchange shares of common stock	13,333,334